Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - Level 3	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities beginning of the period	$ 0
Issuance of Public and Private Warrants	22,148,000
Transfer of Public Warrants to Level 1 measurement	(14,628,000)
Change in fair value of derivative warrant liabilities	3,176,530
Derivative warrant liabilities ending of the period	$ 10,696,530